Supplement to the
Fidelity's Targeted International Equity Funds®
December 29, 2018
Prospectus

Effective June 1, 2019, the following information replaces similar information for Fidelity® Emerging Asia Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Dance (co-manager) has managed the fund since September 2016.

Xiaoting Zhao (co-manager) has managed the fund since June 2019.

It is expected that Mr. Dance will transition off of the fund effective on or about December 31, 2019. At that time, Mr. Zhao will assume sole portfolio manager responsibilities for the fund.

The following information replaces similar information for Fidelity® Emerging Markets Fund found in the "Fund Summary" section under the "Investment Adviser" heading.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and other investment advisers serve as sub-advisers for the fund.

The following information replaces similar information for Fidelity® Emerging Markets Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Sammy Simnegar (co-manager) has managed the fund since October 2012.

John Dance (co-manager) has managed the fund since February 2019.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Dance will assume sole portfolio manager responsibilities for the fund.

Effective June 1, 2019, the following information replaces similar information for Fidelity® Pacific Basin Fund found in the "Fund Summary" section under the "Investment Adviser" heading.

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), and other investment advisers serve as sub-advisers for the fund.

Effective June 1, 2019, the following information replaces similar information for Fidelity® Pacific Basin Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Dance (co-manager) has managed the fund since October 2013.

Bruce MacDonald (co-manager) and Kirk Neureiter (co-manager) have managed the fund since June 2019.

It is expected that Mr. Dance will transition off of the fund effective on or about December 31, 2019. At that time, Mr. McDonald and Mr. Neureiter will retain co-manager responsibilities for the fund.

The following information replaces similar information found in the “Fund Management” section under the “Sub-Adviser(s)” heading.

FMRC, at 245 Summer Street, Boston, Massachusetts 02210, serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity® Canada Fund and Fidelity® Latin America Fund. FMRC has day-to-day responsibility for choosing certain types of investments for Fidelity® Emerging Markets Fund. FMRC may provide investment advisory services for Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Nordic Fund, and Fidelity® Pacific Basin Fund.

Effective June 1, 2019, the following information replaces similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2017, FMR H.K. had approximately $18.2 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity® China Region Fund and Fidelity® Emerging Asia Fund. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Fidelity® Emerging Markets Fund and Fidelity® Pacific Basin Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® Europe Fund, Fidelity® Japan Fund, Fidelity® Japan Smaller Companies Fund, Fidelity® Latin America Fund, and Fidelity® Nordic Fund. FMR H.K. is an affiliate of the Adviser.

FMR Japan, at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR Japan has day-to-day responsibility for choosing investments for Fidelity® Japan Fund and Fidelity® Japan Smaller Companies Fund. Currently, FMR Japan has day-to-day responsibility for choosing certain types of investments for Fidelity® Pacific Basin Fund. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity® Canada Fund, Fidelity® China Region Fund, Fidelity® Emerging Asia Fund, Fidelity® Emerging Markets Fund, Fidelity® Europe Fund, Fidelity® Latin America Fund, and Fidelity® Nordic Fund. FMR Japan is an affiliate of the Adviser.

Effective June 1, 2019, the following information replaces the biographical information for Fidelity® Emerging Asia Fund and Fidelity® Pacific Basin Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Dance is co-manager of Fidelity® Emerging Asia Fund, which he has managed since September 2016 and co-manager of Fidelity® Pacific Basin Fund, which he has managed since October 2013. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

Xiaoting Zhao is co-manager of Fidelity® Emerging Asia Fund, which he has managed since June 2019. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Zhao has worked as a research analyst and portfolio manager.

It is expected that Mr. Dance will transition off of Fidelity® Emerging Asia Fund effective on or about December 31, 2019. At that time, Mr. Zhao will assume sole portfolio manager responsibilities for the fund.

Bruce MacDonald is co-manager of Fidelity® Pacific Basin Fund, which he has managed since June 2019. Since joining Fidelity Investments in 2012, Mr. MacDonald has worked as a portfolio manager.

Kirk Neureiter is co-manager of Fidelity Pacific Basin Fund, which he has managed since June 2019. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Neureiter has worked as a research associate, research analyst, associate director of research, director of Japan research, and portfolio manager.

It is expected that Mr. Dance will transition off of Fidelity® Pacific Basin Fund effective on or about December 31, 2019. At that time, Mr. McDonald and Mr. Neureiter will retain co-manager responsibilities for the fund.

The following information replaces the biographical information for Fidelity® Emerging Markets Fund found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Sammy Simnegar is co-manager of Fidelity® Emerging Markets Fund, which he has managed since October 2012. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Simnegar has worked as an equity research analyst and portfolio manager.

John Dance is co-manager of Fidelity® Emerging Markets Fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

It is expected that Mr. Simnegar will transition off of the fund effective on or about September 30, 2019. At that time, Mr. Dance will assume sole portfolio manager responsibilities for the fund.

TIF-19-02 1.483702.203	May 15, 2019